Property, plant & equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
7	Property, plant & equipment

The changes in the carrying value of the property, plant & equipment can be presented as follows for the year 2020 and 2019:

in 000€	Land and buildings	Plant and equipment	Right-of-use assets	Construc- tion in progress	Total
Acquisition value
At January 1, 2019	45,777	77,557	14,327	3,002	140,663
Impact of adoption of IFRS 16	−	−	4,984	−	4,984
Additions	302	7,363	3,429	5,807	16,901
Acquired from business combinations*	61	3,046	633	17	3,757
Disposals	(37)	(6,091)	(753)	−	(6,881)
Transfers	(3,360)	7,077	117	(4,338)	(504)
Currency Translation	150	199	8	6	363
Other**	−	(73)	(1,099)	(80)	(1,252)
At December 31, 2019*	42,893	89,078	21,646	4,414	158,031
Additions	256	2,600	4,567	8,175	15,598
Acquired from business combinations	−	220	24	−	244
Disposals	−	(2,953)	(1,657)	(38)	(4,648)
Transfers	(15)	7,961	(4,010)	(3,886)	50
Currency Translation	(717)	(2,486)	(423)	(26)	(3,652)
At December 31, 2020	42,417	94,420	20,147	8,639	165,623

Depreciation
At January 1, 2019	(6,071)	(33,307)	(8,441)	(307)	(48,126)
Depreciation charge for the year *	(1,199)	(9,162)	(4,058)	−	(14,419)
Disposals	36	5,704	359	−	6,099
Transfers	200	(1,551)	1,031	307	(13)
Currency Translation	(25)	(190)	(2)	−	(217)
Other	220	(34)	51	−	237
At December 31, 2019*	(6,839)	(38,540)	(11,060)	−	(56,439)
Depreciation charge for the year	(1,223)	(10,205)	(3,504)	−	(14,932)
Disposals	−	2,632	1,518	−	4,150
Impairment	−	−	−	−	−
Transfers	(11)	(3,961)	3,810	−	(162)
Currency Translation	66	872	85	−	1,023
At December 31, 2020	(8,007)	(49,202)	(9,151)	−	(66,360)

Net book value
At December 31, 2020	34,410	45,218	10,996	8,639	99,263
At December 31, 2019*	36,054	50,538	10,586	4,414	101,592
At January 1, 2019	39,706	44,250	5,886	2,695	92,537

* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.

** “Other” includes modification of Right-of-use assets for an amount of K€ (554).

The changes in the carrying value of the property, plant and equipment can be presented as follows for the year 2018:

in 000€	Land and buildings	Plant and equipment	Finance leases	Construc- tion in progress	Total
Acquisition value
At January 1, 2018	40,184	67,117	14,303	3,754	125,358
Additions	3,079	9,476	792	5,210	18,557
Acquired from business combinations
Disposals	(99)	(1,882)	(17)	(387)	(2,385)
Transfers	2,728	2,953	(732)	(5,547)	(598)
Currency Translation	(119)	(25)	(19)	(26)	(189)
Other	4	(82)	−	(2)	(80)
At December 31, 2018	45,777	77,557	14,327	3,002	140,663

Depreciation
At January 1, 2018	(4,504)	(27,166)	(6,623)	−	(38,293)
Depreciation charge for the year	(1,560)	(8,010)	(2,346)	(307)	(12,223)
Disposals	26	2,102	6	−	2,134
Transfers	(18)	(253)	514	−	243
Currency Translation	(15)	(53)	8	−	(60)
Other	−	73	−	−	73
At December 31, 2018	(6,071)	(33,307)	(8,441)	(307)	(48,126)

Net book value
At December 31, 2018	39,706	44,250	5,886	2,695	92,537
At January 1, 2018	35,680	39,951	7,680	3,754	87,065

The investments in property, plant & equipment and right-of-use assets in 2020 amounted to K€15,598 (2019: K€16,901; 2018: K€18,557). They are mainly related to new machines and installations (K€5,011), land and buildings (K€7,580), IT equipment (K€1,056) and leased vehicles (K€1,714). The investments in 2019 related to new machines and installations (K€7,757), land and buildings (K€4,865), IT equipment (K€1,268) and lease vehicles (K€1,119). The investments in 2018 related to new machines and installations in Belgium and Germany (K€10,747), land and buildings in Germany (K€2,491), IT equipment (K€1,781) and lease vehicles (K€792).

The Group realized a net loss on disposal of property, plant and equipment of K€10 in 2020 (2019: a net loss of K€165; 2018: a net loss of K€83).

No impairment of property, plant and equipment was recorded.

The transfers in 2020 within property, plant and equipment are mainly related to the transfers from assets under construction towards plant and equipment of K€3,886, mainly related to the “Green Machine” project;
  the transfer from Right-of-Use of assets to Plant and Equipment due to the obtaining of the ownership for a net book value of K€200;

Assets under construction

Per end of 2020 the main assets under construction are related to our “Green Machine” project for an amount of K€1,998 located in Belgium and buildings located in Germany for an amount of K€6,302.

Changes in useful life for certain assets in 2019

The Group reviews the useful life for the intangible assets and property, plant and equipment on an annual basis considering the current facts and circumstances available. This review resulted in 2019 in a re-assessment of the useful life for certain specific assets in the categories buildings, fixtures, vehicles and machinery. The impact of the change in useful life during the year 2019 resulted in a decrease of the depreciation charges by K€1,147. In 2020 and 2021 the depreciation charge will be less for respectively K€478 and K€276. The effect will be neutralized in 2028 for machines, in 2033 for fixtures and in 2048 for buildings.

The right of use assets can be presented as follows:

The carrying value of Right-of-Use assets at December 31, 2020 was K€10,996 (2019: K€10,586; 2018: K€5,886). Right-of-Use assets are mainly related to 3D printing machines with a carrying value of K€1,480 at December 31, 2020 (2019: K€3,048; 2018: K€4,608) and for which depreciation of K€528 was recorded in 2020 (2019:K€1,045; 2018:K€1,745). New leases in 2020 amount to K€4,567 of which K€1,714 relate to leased motor vehicles (2019:K€1,119; 2018:K€792).

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2020	6,488	4,275	10,883	21,646
Additions	2,397	1,738	433	4,568
Acquired from business combinations	−	−	24	24
Modifications	−	−	−	−
Disposals	(1,214)	(291)	(152)	(1,657)
Currency Translation	(372)	(10)	(41)	(423)
Transfers	275	(1,157)	(3,129)	(4,011)
Other	−	−	−	−
At December 31, 2020	7,574	4,555	8,018	20,147

Depreciation
At January 1, 2020	(2,705)	(2,030)	(6,325)	(11,060)
Depreciation charge for the year	(1,620)	(1,129)	(755)	(3,504)
Acquired from business combinations	−	−	−	−
Modifications	−	−	−	−
Disposals	1,175	272	71	1,518
Currency Translation	47	4	33	84
Transfers	446	992	2,373	3,811
Other
At December 31, 2020	(2,657)	(1,891)	(4,603)	(9,151)

Net book value
At December 31, 2020	4,917	2,664	3,415	10,996
At January 1, 2020	3,783	2,245	4,558	10,586

The following amounts related to leases are recognized in profit & loss

(in 000€)	2020
Depreciation expense	(3,504)
Interest expense on lease liabilities	(142)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(554)

The Group has negotiated several contracts with extension and termination options because of common practice in the country or for the asset. Management has exercised significant judgments in determining whether these extension and termination options are reasonably certain to be exercised. The potential future cash flows beyond the period following the exercise of the extension and termination option that are not included in the lease term are presented in the following table:

(in 000€)	2020
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	8
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,293

Pledges

Land and buildings (including buildings under construction) with a carrying amount of K€25,364 (2019: K€26,270; 2018: K€27,319) are subject to pledges to secure several of the Group’s bank loans. In addition, pledges have been given on machines with a total carrying amount of K€2,274 (2019: K€2,884; 2018: K€3,533) (Note 24).